ASSETS HELD FOR SALE	6 Months Ended
Jun. 30, 2020
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE
As at June 30, 2020, assets held for sale within Brookfield Renewable's operating segments include solar facilities in South Africa and Asia.
The following is a summary of the major items of assets and liabilities classified as held for sale:

(MILLIONS)	June 30, 2020	December 31, 2019
Assets
Cash and cash equivalents	$6	$14
Restricted cash	17	22
Trade receivables and other current assets	8	13
Property, plant and equipment	139	303
Assets held for sale	$170	$352
Liabilities
Current liabilities	$12	$18
Long-term debt	58	73
Other long-term liabilities	24	46
Liabilities directly associated with assets held for sale	$94	$137